COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE 8—COMMITMENTS AND CONTINGENCIES

Litigation

The Company is named from time to time in various legal proceedings in the ordinary course of business. The legal proceedings are at different stages; however, the Company does not believe the resolution of any of these proceedings would be material to its financial position or results of operations.

General Business Risk

As discussed in Note 1, the substantial majority of the Company’s customers are in the oil and gas industry. The oil and gas industry is currently facing unique challenges due to the continued volatility and depressed state of oil and gas prices.

NOTE 8—COMMITMENTS AND CONTINGENCIES

Operating leases

Select Energy Services is party to non‑cancelable leases for operating locations, equipment and office space. Rent under the operating lease agreements is recognized ratably over the lease term. Total expenses incurred under these operating lease agreements for the years ended December 31, 2016 and 2015 was $21.6 million and $39.2 million, respectively. In January 2016 the Company bought out vehicle operating leases at a total purchase price of $16.2 million.

The Company has the following operating lease commitments under non‑cancelable lease terms as of December 31, 2016:

Year Ending December 31,	Amount(1)
(in thousands)
2017	$13,407
2018	11,976
2019	7,297
2020	7,269
2021	7,145
Thereafter	37,661
Total	$84,755
(1)

The Company’s operating lease commitments under non‑cancelable lease terms as of December 31, 2016 include $40.3 million of lease payments related to facilities that are included within the accrual for exit and disposal activities. Refer to Note 4—Exit and Disposal Activities for further discussion.

Litigation

The Company is named from time to time in various legal proceedings in the ordinary course of business. The legal proceedings are at different stages; however, the Company does not believe the resolution of any of these proceedings would be material to its financial position or results of operations.

General Business Risk

As discussed in Note 1, the substantial majority of Company’s customers are in the oil and gas industry. The oil and gas industry is currently facing unique challenges due to the continued volatility and depressed state of oil and gas prices.